Summary of Significant Accounting Policies - Major Charters (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Navig8 Chemicals Shipping and Trading Co. ("Navig8")
Entity Wide Revenue Major Customer [Line Items]
Credit Risk Concentration Percentage	28.80%	22.40%
Dalian Ocean Shipping Co. ("DOSCO")
Entity Wide Revenue Major Customer [Line Items]
Credit Risk Concentration Percentage	22.40%	32.00%	43.30%
STX Panocean Co. Ltd.
Entity Wide Revenue Major Customer [Line Items]
Credit Risk Concentration Percentage			10.70%